Note 2 - Liquidity and Basis of Presentation (Details Textual) - USD ($)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Net Income (Loss) Attributable to Parent, Total	$ (319,039)	$ (5,899,706)	$ (4,407,067)	$ (1,875,446)	$ (2,728,440)	$ (2,106,846)	$ (1,810,425)	$ (3,185,359)	$ (537,142)	$ (12,395,021)	$ (4,603,886)	$ (14,910,659)	$ (7,639,772)
Net Cash Provided by (Used in) Operating Activities, Total										(1,125,686)	$ (483,308)	(2,108,388)	(2,732,089)
Assets, Current, Total	536,694	280,839				1,802,839				536,694		280,839	1,802,839
Liabilities, Current, Total	1,202,880	1,233,077				1,817,875				1,202,880		1,233,077	1,817,875
Accrued Bonuses, Current	63,537	204,700								63,537		204,700
Notes Payable, Current, Total	66,415	212,134				$ 234,149				66,415		212,134	$ 234,149
Accounts Payable to Compounder	159,310	158,700								159,310		158,700
Current Liabilities [Member]
Disputed Accrued Expenses	156,200	156,200								156,200		156,200
Financing of D&O and G/L Policies [Member]
Notes Payable, Current, Total	59,810									59,810
Payment in Kind (PIK) Note [Member]
Interest Payable	$ 338,741	$ 57,334								$ 338,741		$ 57,334